Share Based Compensation (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation (Textuals) [Abstract]
Total fair value of awards vested	$ 13.7	$ 9.1	$ 11.2
Share Based Compensation (Additional Textuals) [Abstract]
Typical vesting rate for options granted	3 years
Cash received for exercises of stock options	14.4	2.3	0.5
Tax benefit realized from stock option exercises	1.8	0.3	0.1
Exercise of stock option	2,498,000		0
Award vested as of grant date	100.00%
Granted, weighted average grant date fair value per share	$ 7.12	$ 6.69	$ 6.24
Total unrecognized compensation cost related to nonvested awards	$ 54.8
Weighted-average expense recognition period	2 years
Common stock available for future grants	24,400,000
After May 2004 [Member]
Share Based Compensation (Textuals) [Abstract]
Options granted, term	P7Y
Prior to May 2004 [Member]
Share Based Compensation (Textuals) [Abstract]
Options granted, term	P10Y